Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable
11.	NOTES PAYABLE

On November 28, 2012, the Company issued and sold publicly two tranches of unsecured senior notes: (i) an aggregate principal amount of US$750 million which will mature on November 28, 2017 (the “2017 Notes”), and (ii) an aggregate principal amount of US$750 million which will mature on November 28, 2022 (the “2022 Notes”). The 2017 Notes and the 2022 Notes are collectively referred to as the “Notes”.

The 2017 Notes bear interest at the rate of 2.25% per annum and the 2022 Notes bear interest at the rate of 3.50% per annum. Interests are payable semi-annually in arrears on and of each year, beginning on May 28, 2013. At maturity, the Notes are payable at their principal amount plus accrued and unpaid interest thereon.

The net proceeds from the Notes, after deducting offering expenses, were RMB9.30 billion (US$1.49 billion), which will be used for general corporate purposes.

The Notes do not contain any financial covenants or other significant restrictions. In addition, the Notes are unsecured and rank lower than any secured obligation of the Group and have the same liquidation priority as any other unsecured liabilities of the Group, but senior to those expressly subordinated obligations, if any. The Company may, at its discretion, redeem all or any portion of the Notes at any time, at the principal amount plus any unpaid interest. As of December 31, 2012, the Company does not intend to redeem any portion of the Notes prior to the stated maturity dates. The Company has the obligation to redeem the Notes if a change in control occurs as defined in the indenture of the Notes.

The Notes were issued at a discount amounting to RMB10.37 million (US$1.67 million). The issuance costs of RMB50.19 million (US$8.06 million) incurred at the time of the issuance of the Notes were capitalized. Both the discount and the issuance costs are amortized as interest expense using the effective interest rate method through the maturity dates of the Notes. The effective interest rate was 2.36% and 3.59% for the 2017 Notes and the 2022 Notes, respectively.